Cash and cash equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents [abstract]
Unpaid dividend account of the subsidiary	₨ 16,459	$ 253	₨ 75,437